10-Q LONG-TERM DEBT - Principal Payments by Year for Long-Term Debt (Details) - Cost - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
2024 remaining	$ 13,363,663
2024	22,485,826
2025	78,207,943
2026	0
2027	72,102,687
Thereafter	0
Total	186,160,119
Market-indexed notes | LMATT Series 2024, Inc.
Debt Instrument [Line Items]
2024 remaining	10,031,919
2024	0
2025	0
2026	0
2027	0
Thereafter	0
Total	10,031,919	$ 9,124,944	$ 9,866,900
Market-indexed notes | LMATT Series 2.2024, Inc.
Debt Instrument [Line Items]
2024 remaining	3,331,744
2024	0
2025	0
2026	0
2027	0
Thereafter	0
Total	3,331,744	2,981,480
Market-indexed notes | LMATT Growth & Income Series 1.2026, Inc.
Debt Instrument [Line Items]
2024 remaining	0
2024	0
2025	542,618
2026	0
2027	0
Thereafter	0
Total	542,618	492,582	400,000
Secured borrowing | LMA Income Series, LP
Debt Instrument [Line Items]
2024 remaining	0
2024	22,485,826
2025	0
2026	0
2027	0
Thereafter	0
Total	22,485,826	22,368,209	17,428,349
Secured borrowing | LMA Income Series II, LP
Debt Instrument [Line Items]
2024 remaining	0
2024	0
2025	50,323,493
2026	0
2027	0
Thereafter	0
Total	50,323,493	32,380,852	0
Unsecured borrowing | Fixed Rate Senior Unsecured Notes
Debt Instrument [Line Items]
2024 remaining	0
2024	0
2025	0
2026	0
2027	60,650,000
Thereafter	0
Total	60,650,000	35,650,000	0
Unsecured borrowing | SPV Investment Facility
Debt Instrument [Line Items]
2024 remaining	0
2024	0
2025	27,341,832
2026	0
2027	0
Thereafter	0
Total	27,341,832	26,538,004	0
Unsecured borrowing | Sponsor PIK Note
Debt Instrument [Line Items]
2024 remaining	0
2024	0
2025	0
2026	0
2027	11,452,687
Thereafter	0
Total	$ 11,452,687	$ 11,115,865	$ 0